Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 12:	CONTINGENT LIABILITIES AND COMMITMENTS

a.	Commitments

1.

On September 1, 2015, the Company signed a lease agreement for new offices. The aforementioned lease agreement is for a minimum period of three years from the date of signing the agreement. On October 15, 2020 the lease agreement was extended for two additional years until October 14, 2022.

The future minimum lease fees payable as of December 31, 2020 are NIS 368, NIS 376 for the years 2021 and 2022 respectively.

The Company has entered into operating lease agreements for vehicles. These leases have an average life of three years with no option to extend the contract. The Company has the right to terminate the agreement before the end of the three years and will be required to pay an early termination penalty of between one to three months of the lease.

The future minimum lease fees payable as of December 31, 2020 are NIS 45, NIS 26, NIS 7 for the years 2021, 2022 and 2023 respectively.

2.	The Company participated in programs sponsored by the Israel-United States Binational Industrial Research and Development Foundation (BIRD) for the support of research and development activities. The Company is obligated to pay royalties to BIRD, amounting to 5% of the gross sales of the products and other related revenues developed from such activities, up to an amount of 150% from the grant received from BIRD by the Company indexed to the U.S. consumer price index.

As of December 31, 2018, the Company received an aggregate grant of $120 from the BIRD Foundation in support of the development and commercialization of the Company’s stem cell selection technology in collaboration with Entegris. The Company is no longer pursuing its collaboration with Entegris and does not expect to receive additional grants in the future.

b.	Liens:

The Company provided a NIS 52 restricted bank deposit to secure credit card payments.

The Company provided a NIS 164 restricted bank deposit to secure the rent payment.